Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
REVENUES :
Revenues		$ 24	$ 40	$ 491	[1]	$ 309	[1]	$ 391	[1]
COST OF REVENUES:
Cost of revenues		203	130	994		542		221
GROSS PROFIT (LOSS)		(179)	(90)	(503)		(233)		170
Research and development expenses		333	255	725		274		183
Sales and marketing expenses		145	52	443		183		270
General and administrative expenses		933	1,112	3,035		1,117		240
Operating loss		(1,590)	(1,509)	(4,706)		(1,807)		(523)
Financing income (loss), net		(16)	96	41		(20)			[2]
LOSS BEFORE TAXES ON INCOME				(4,665)		(1,827)		(523)
TAXES ON INCOME				(2)		(2)		(1)
Net Loss		$ (1,606)	$ (1,413)	$ (4,667)		$ (1,829)		$ (524)
Net loss per ordinary share (basic and diluted, USD)		$ (0.04)	$ (0.05)	$ (0.15)		$ (0.11)		$ (0.03)
Weighted average ordinary shares (basic and diluted, in thousands)		38,000	27,488	31,753		16,190		16,131
Products [Member]
REVENUES :
Revenues	[1]			$ 491		$ 188		$ 174
COST OF REVENUES:
Cost of revenues				994		421		104
Services [Member]
REVENUES :
Revenues	[1]					121		217
COST OF REVENUES:
Cost of revenues						$ 121		$ 117

[1]	As for revenues related to transaction with the Parent Company - see Note 11
[2]	Less than 1 thousand